Note 14 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	$ (557)
Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)		$ (19,295)
Fair Value, Recurring [Member]
Derivative asset (liability)	(557)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	(557)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Derivative asset (liability)		(19,295)
Fair Value, Recurring [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)		0
Fair Value, Recurring [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)		(19,295)
Fair Value, Recurring [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)		0
Fair Value, Recurring [Member] | EUA Futures [Member]
Derivative asset (liability)	291
Fair Value, Recurring [Member] | EUA Futures [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | EUA Futures [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	291
Fair Value, Recurring [Member] | EUA Futures [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | EUA Futures [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Derivative asset (liability)		307
Fair Value, Recurring [Member] | EUA Futures [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)		0
Fair Value, Recurring [Member] | EUA Futures [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)		307
Fair Value, Recurring [Member] | EUA Futures [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)		0
Fair Value, Recurring [Member] | Forward Freight Agreements ("FFAs") [Member]
Derivative asset (liability)	(316)
Fair Value, Recurring [Member] | Forward Freight Agreements ("FFAs") [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | Forward Freight Agreements ("FFAs") [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	(316)
Fair Value, Recurring [Member] | Forward Freight Agreements ("FFAs") [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | Forward Freight Agreements ("FFAs") [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Derivative asset (liability)		(19,155)
Fair Value, Recurring [Member] | Forward Freight Agreements ("FFAs") [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)		0
Fair Value, Recurring [Member] | Forward Freight Agreements ("FFAs") [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)		(19,155)
Fair Value, Recurring [Member] | Forward Freight Agreements ("FFAs") [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)		0
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member]
Derivative asset (liability)	(800)
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	(800)
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	$ 0
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Derivative asset (liability)		37
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)		0
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)		37
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)		0
Fair Value, Recurring [Member] | Bunker Swap Agreements 2 [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Derivative asset (liability)		(484)
Fair Value, Recurring [Member] | Bunker Swap Agreements 2 [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)		0
Fair Value, Recurring [Member] | Bunker Swap Agreements 2 [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)		(484)
Fair Value, Recurring [Member] | Bunker Swap Agreements 2 [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)		$ 0